Distribution Date:	02/17/22	CSAIL 2019-C18 Commercial Mortgage Trust
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2019-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-17
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Don Simon	(203) 660-6100
Delinquency Loan Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12597DAA3	1.966400%	25,306,000.00	17,226,944.96	394,970.05	28,229.22	0.00	0.00	423,199.27	16,831,974.91	30.37%	30.00%
A-2	12597DAB1	2.844900%	65,479,000.00	65,479,000.00	0.00	155,234.34	0.00	0.00	155,234.34	65,479,000.00	30.37%	30.00%
A-3	12597DAC9	2.716100%	146,016,000.00	146,016,000.00	0.00	330,495.05	0.00	0.00	330,495.05	146,016,000.00	30.37%	30.00%
A-4	12597DAD7	2.968000%	209,018,000.00	209,018,000.00	0.00	516,971.19	0.00	0.00	516,971.19	209,018,000.00	30.37%	30.00%
A-SB	12597DAE5	2.868000%	36,487,000.00	36,487,000.00	0.00	87,203.93	0.00	0.00	87,203.93	36,487,000.00	30.37%	30.00%
A-S	12597DAH8	3.321400%	52,537,000.00	52,537,000.00	0.00	145,413.66	0.00	0.00	145,413.66	52,537,000.00	22.65%	22.38%
B	12597DAJ4	3.593900%	32,728,000.00	32,728,000.00	0.00	98,017.63	0.00	0.00	98,017.63	32,728,000.00	17.84%	17.63%
C	12597DAK1	3.947364%	31,866,000.00	31,866,000.00	0.00	104,822.24	0.00	0.00	104,822.24	31,866,000.00	13.16%	13.00%
D	12597DAS4	2.500000%	20,671,000.00	20,671,000.00	0.00	43,064.58	0.00	0.00	43,064.58	20,671,000.00	10.12%	10.00%
E	12597DAU9	2.500000%	17,225,000.00	17,225,000.00	0.00	35,885.42	0.00	0.00	35,885.42	17,225,000.00	7.59%	7.50%
F	12597DAW5	2.750000%	17,225,000.00	17,225,000.00	0.00	39,473.96	0.00	0.00	39,473.96	17,225,000.00	5.06%	5.00%
G	12597DAY1	2.750000%	6,890,000.00	6,890,000.00	0.00	15,789.58	0.00	0.00	15,789.58	6,890,000.00	4.05%	4.00%
NR-RR	12597DBB0	3.947364%	27,561,002.00	27,561,002.00	0.00	82,975.05	0.00	0.00	82,975.05	27,561,002.00	0.00%	0.00%
Z	12597DBE4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12597DBC8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			689,009,002.00	680,929,946.96	394,970.05	1,683,575.85	0.00	0.00	2,078,545.90	680,534,976.91

Notional Certificates
X-A	12597DAF2	1.068927%	534,843,000.00	526,763,944.96	0.00	469,226.62	0.00	0.00	469,226.62	526,368,974.91
X-B	12597DAG0	0.179090%	64,594,000.00	64,594,000.00	0.00	9,640.13	0.00	0.00	9,640.13	64,594,000.00
X-D	12597DAL9	1.447364%	37,896,000.00	37,896,000.00	0.00	45,707.74	0.00	0.00	45,707.74	37,896,000.00
X-F	12597DAN5	1.197364%	17,225,000.00	17,225,000.00	0.00	17,187.16	0.00	0.00	17,187.16	17,225,000.00
X-G	12597DAQ8	1.197364%	6,890,000.00	6,890,000.00	0.00	6,874.86	0.00	0.00	6,874.86	6,890,000.00
Notional SubTotal			661,448,000.00	653,368,944.96	0.00	548,636.51	0.00	0.00	548,636.51	652,973,974.91

Deal Distribution Total					394,970.05	2,232,212.36	0.00	0.00	2,627,182.41

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12597DAA3	680.74547380	15.60776298	1.11551490	0.00000000	0.00000000	0.00000000	0.00000000	16.72327788	665.13771082
A-2	12597DAB1	1,000.00000000	0.00000000	2.37075001	0.00000000	0.00000000	0.00000000	0.00000000	2.37075001	1,000.00000000
A-3	12597DAC9	1,000.00000000	0.00000000	2.26341668	0.00000000	0.00000000	0.00000000	0.00000000	2.26341668	1,000.00000000
A-4	12597DAD7	1,000.00000000	0.00000000	2.47333335	0.00000000	0.00000000	0.00000000	0.00000000	2.47333335	1,000.00000000
A-SB	12597DAE5	1,000.00000000	0.00000000	2.39000000	0.00000000	0.00000000	0.00000000	0.00000000	2.39000000	1,000.00000000
A-S	12597DAH8	1,000.00000000	0.00000000	2.76783334	0.00000000	0.00000000	0.00000000	0.00000000	2.76783334	1,000.00000000
B	12597DAJ4	1,000.00000000	0.00000000	2.99491659	0.00000000	0.00000000	0.00000000	0.00000000	2.99491659	1,000.00000000
C	12597DAK1	1,000.00000000	0.00000000	3.28946965	0.00000000	0.00000000	0.00000000	0.00000000	3.28946965	1,000.00000000
D	12597DAS4	1,000.00000000	0.00000000	2.08333317	0.00000000	0.00000000	0.00000000	0.00000000	2.08333317	1,000.00000000
E	12597DAU9	1,000.00000000	0.00000000	2.08333353	0.00000000	0.00000000	0.00000000	0.00000000	2.08333353	1,000.00000000
F	12597DAW5	1,000.00000000	0.00000000	2.29166676	0.00000000	0.00000000	0.00000000	0.00000000	2.29166676	1,000.00000000
G	12597DAY1	1,000.00000000	0.00000000	2.29166618	0.00000000	0.00000000	0.00000000	0.00000000	2.29166618	1,000.00000000
NR-RR	12597DBB0	1,000.00000000	0.00000000	3.01059628	0.27887303	4.33928600	0.00000000	0.00000000	3.01059628	1,000.00000000
Z	12597DBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12597DBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12597DAF2	984.89452972	0.00000000	0.87731656	0.00000000	0.00000000	0.00000000	0.00000000	0.87731656	984.15605123
X-B	12597DAG0	1,000.00000000	0.00000000	0.14924188	0.00000000	0.00000000	0.00000000	0.00000000	0.14924188	1,000.00000000
X-D	12597DAL9	1,000.00000000	0.00000000	1.20613627	0.00000000	0.00000000	0.00000000	0.00000000	1.20613627	1,000.00000000
X-F	12597DAN5	1,000.00000000	0.00000000	0.99780319	0.00000000	0.00000000	0.00000000	0.00000000	0.99780319	1,000.00000000
X-G	12597DAQ8	1,000.00000000	0.00000000	0.99780261	0.00000000	0.00000000	0.00000000	0.00000000	0.99780261	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	01/01/22 - 01/30/22	30	0.00	28,229.22	0.00	28,229.22	0.00	0.00	0.00	28,229.22	0.00
A-2	01/01/22 - 01/30/22	30	0.00	155,234.34	0.00	155,234.34	0.00	0.00	0.00	155,234.34	0.00
A-3	01/01/22 - 01/30/22	30	0.00	330,495.05	0.00	330,495.05	0.00	0.00	0.00	330,495.05	0.00
A-4	01/01/22 - 01/30/22	30	0.00	516,971.19	0.00	516,971.19	0.00	0.00	0.00	516,971.19	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	87,203.93	0.00	87,203.93	0.00	0.00	0.00	87,203.93	0.00
X-A	01/01/22 - 01/30/22	30	0.00	469,226.62	0.00	469,226.62	0.00	0.00	0.00	469,226.62	0.00
X-B	01/01/22 - 01/30/22	30	0.00	9,640.13	0.00	9,640.13	0.00	0.00	0.00	9,640.13	0.00
A-S	01/01/22 - 01/30/22	30	0.00	145,413.66	0.00	145,413.66	0.00	0.00	0.00	145,413.66	0.00
B	01/01/22 - 01/30/22	30	0.00	98,017.63	0.00	98,017.63	0.00	0.00	0.00	98,017.63	0.00
C	01/01/22 - 01/30/22	30	0.00	104,822.24	0.00	104,822.24	0.00	0.00	0.00	104,822.24	0.00
X-D	01/01/22 - 01/30/22	30	0.00	45,707.74	0.00	45,707.74	0.00	0.00	0.00	45,707.74	0.00
X-F	01/01/22 - 01/30/22	30	0.00	17,187.16	0.00	17,187.16	0.00	0.00	0.00	17,187.16	0.00
X-G	01/01/22 - 01/30/22	30	0.00	6,874.86	0.00	6,874.86	0.00	0.00	0.00	6,874.86	0.00
D	01/01/22 - 01/30/22	30	0.00	43,064.58	0.00	43,064.58	0.00	0.00	0.00	43,064.58	0.00
E	01/01/22 - 01/30/22	30	0.00	35,885.42	0.00	35,885.42	0.00	0.00	0.00	35,885.42	0.00
F	01/01/22 - 01/30/22	30	0.00	39,473.96	0.00	39,473.96	0.00	0.00	0.00	39,473.96	0.00
G	01/01/22 - 01/30/22	30	0.00	15,789.58	0.00	15,789.58	0.00	0.00	0.00	15,789.58	0.00
NR-RR	01/01/22 - 01/30/22	30	111,542.13	90,661.08	0.00	90,661.08	7,686.02	0.00	0.00	82,975.05	119,595.07
Totals			111,542.13	2,239,898.39	0.00	2,239,898.39	7,686.02	0.00	0.00	2,232,212.36	119,595.07

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	2,627,182.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,327,611.48	Master Servicing Fee	5,280.63
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,980.83
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	293.18
ARD Interest	0.00	Operating Advisor Fee	1,348.62
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	146.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,327,611.48	Total Fees	13,049.86

Principal		Expenses/Reimbursements
Scheduled Principal	394,970.05	Reimbursement for Interest on Advances	167.35
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,067.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	451.13
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	394,970.05	Total Expenses/Reimbursements	7,686.03

		Interest Reserve Deposit	74,663.28

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,232,212.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	394,970.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,627,182.41
Total Funds Collected	2,722,581.53	Total Funds Distributed	2,722,581.58

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	680,929,947.65	680,929,947.65	Beginning Certificate Balance	680,929,946.96
(-) Scheduled Principal Collections	394,970.05	394,970.05	(-) Principal Distributions	394,970.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	680,534,977.60	680,534,977.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	680,944,709.19	680,944,709.19	Ending Certificate Balance	680,534,976.91
Ending Actual Collateral Balance	680,569,209.99	680,569,209.99

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.69)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.69)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.95%
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	36	231,905,656.88	34.08%	86	4.2114	2.487408	1.49 or less	7	67,566,078.13	9.93%	93	4.2984	1.224764
$10,000,000 to $19,999,999		14	191,366,058.57	28.12%	93	4.1756	1.765086	1.50 to 1.74	9	86,523,551.40	12.71%	93	4.2523	1.620860
$20,000,000 to $29,999,999		4	89,500,000.00	13.15%	93	3.5339	2.827709	1.75 to 1.99	15	188,288,992.92	27.67%	73	4.3102	1.900114
$30,000,000 to $39,999,999		2	75,000,000.00	11.02%	92	3.3264	2.712240	2.00 to 2.99	21	277,845,724.50	40.83%	91	3.7511	2.348825
	$40,000,000 or greater	2	92,763,262.15	13.63%	67	3.8795	2.126657	3.00 or greater	6	60,310,630.65	8.86%	93	3.1372	5.554883
	Totals	58	680,534,977.60	100.00%	87	3.9694	2.304650	Totals	58	680,534,977.60	100.00%	87	3.9694	2.304650
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	3,794,281.50	0.56%	92	4.2587	1.843994	South Carolina	2	14,094,529.01	2.07%	92	3.9066	1.905154
Arizona	4	30,274,985.88	4.45%	92	3.9285	3.851854	Texas	6	85,931,661.12	12.63%	64	4.2526	1.988034
California	4	73,050,000.00	10.73%	93	3.6920	2.690821	Virginia	2	13,373,133.43	1.97%	93	3.7151	5.164408
Connecticut	2	11,805,046.24	1.73%	93	4.6419	1.810620	Wisconsin	3	8,995,932.97	1.32%	93	4.1997	1.497593
Florida	3	14,547,935.55	2.14%	93	3.9949	1.959470	Totals	80	680,534,977.60	100.00%	87	3.9694	2.304650
Georgia	3	6,878,184.75	1.01%	92	4.0331	2.006470
									Property Type³
Illinois	1	17,401,975.62	2.56%	94	4.0600	1.700000
Indiana	4	12,385,316.30	1.82%	93	2.6533	5.050000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	1	2,039,122.51	0.30%	93	2.6533	5.050000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	3,454,306.45	0.51%	92	4.0200	1.570000	Industrial	20	78,432,595.76	11.53%	93	3.5666	3.081569
Kentucky	2	22,578,705.66	3.32%	92	3.9348	2.242045	Lodging	6	46,118,532.50	6.78%	93	4.3367	2.278951
Louisiana	2	20,099,535.33	2.95%	92	4.0854	1.623370	Mixed Use	4	26,900,879.42	3.95%	93	4.5128	2.032054
Maryland	1	1,850,895.84	0.27%	93	2.6533	5.050000	Mobile Home Park	6	26,549,188.88	3.90%	93	4.2987	2.060170
Michigan	4	47,786,446.27	7.02%	91	3.7421	2.387642	Multi-Family	15	216,661,335.64	31.84%	81	3.8767	2.331920
Minnesota	4	8,491,975.29	1.25%	93	4.6000	1.410000	Office	5	76,794,070.59	11.28%	76	4.0591	2.267276
Missouri	2	9,026,751.59	1.33%	93	3.9936	3.033869	Other	2	11,600,000.00	1.70%	93	5.0000	1.520000
Nebraska	1	8,250,000.00	1.21%	93	4.3700	1.960000	Retail	22	197,478,374.83	29.02%	91	3.9317	2.102790
Nevada	3	95,311,238.12	14.01%	80	3.7228	2.185615	Totals	80	680,534,977.60	100.00%	87	3.9694	2.304650
New Hampshire	1	14,414,712.53	2.12%	93	4.0200	1.890000
New Jersey	1	4,732,879.72	0.70%	92	4.2500	(0.510000)
New York	7	54,330,330.34	7.98%	93	4.3540	1.877160
North Carolina	5	41,629,624.51	6.12%	93	4.3068	1.687167
Ohio	3	16,535,847.35	2.43%	93	3.6251	3.070376
Oklahoma	1	8,456,244.22	1.24%	94	4.6000	2.070000
Pennsylvania	5	29,013,379.52	4.26%	77	3.8494	2.088563

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.4999% or less	7	169,970,000.00	24.98%	92	3.1695	3.292002	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	8	108,738,053.86	15.98%	92	3.7874	2.214280	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	18	175,623,235.50	25.81%	93	4.1215	1.989398	25 months to 36 months	58	680,534,977.60	100.00%	87	3.9694	2.304650
	4.2500% to 4.4999%	13	91,742,967.21	13.48%	88	4.3812	1.757853	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	8	100,141,609.63	14.72%	69	4.5239	1.956649	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	2	19,911,238.12	2.93%	32	4.9795	1.930000	Totals	58	680,534,977.60	100.00%	87	3.9694	2.304650
	5.0000% or greater	2	14,407,873.28	2.12%	93	5.0546	1.599903
	Totals	58	680,534,977.60	100.00%	87	3.9694	2.304650
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	4	67,774,500.27	9.96%	33	4.6295	1.969610	Interest Only	15	256,925,000.00	37.75%	91	3.5979	2.894348
85 months to 119 months		54	612,760,477.33	90.04%	93	3.8964	2.341707	300 months or less	3	18,682,107.52	2.75%	93	4.3306	0.946035
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	40	404,927,870.08	59.50%	84	4.1885	1.993171
	Totals	58	680,534,977.60	100.00%	87	3.9694	2.304650	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	58	680,534,977.60	100.00%	87	3.9694	2.304650
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	88,557,535.35	13.01%	93	3.6607	2.926586				None
	12 months or less	50	578,927,647.45	85.07%	86	4.0081	2.214352
	13 months to 24 months	1	13,049,794.80	1.92%	93	4.3500	2.090000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	680,534,977.60	100.00%	87	3.9694	2.304650
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30317175	MF	Las Vegas	NV	Actual/360	3.391%	151,549.44	0.00	0.00	N/A	11/01/29	--	51,900,000.00	51,900,000.00	02/01/22
2	30317176	MF	Houston	TX	Actual/360	4.500%	158,562.70	56,145.20	0.00	N/A	11/01/24	--	40,919,407.35	40,863,262.15	02/01/22
3	30317177	RT	Signal Hill	CA	Actual/360	3.115%	103,405.02	0.00	0.00	N/A	10/01/29	--	38,550,000.00	38,550,000.00	02/01/22
4	30316769	OF	Caledonia Township	MI	Actual/360	3.550%	111,425.62	0.00	0.00	N/A	09/09/29	--	36,450,000.00	36,450,000.00	02/09/22
5A5	30317178	IN	Various	Various	Actual/360	2.653%	57,118.79	0.00	0.00	N/A	11/07/29	--	25,000,000.00	25,000,000.00	02/07/22
5A8	30317179				Actual/360	2.653%	21,293.89	0.00	0.00	N/A	11/07/29	--	9,320,000.00	9,320,000.00	02/07/22
6	30317180	MF	Las Vegas	NV	Actual/360	3.391%	68,620.65	0.00	0.00	N/A	11/01/29	--	23,500,000.00	23,500,000.00	02/01/22
7	30317181	RT	New York	NY	Actual/360	4.203%	76,004.25	0.00	0.00	N/A	11/06/29	--	21,000,000.00	21,000,000.00	02/06/22
8A2	30504481	OF	Las Vegas	NV	Actual/360	4.979%	42,734.96	10,821.86	0.00	N/A	10/06/24	--	9,966,440.92	9,955,619.06	02/06/22
8A3	30504482				Actual/360	4.979%	42,734.96	10,821.86	0.00	N/A	10/06/24	--	9,966,440.92	9,955,619.06	02/06/22
9	30504028	MF	Louisville	KY	Actual/360	4.100%	70,611.11	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	02/06/22
10A1	30504310	MU	Petaluma	CA	Actual/360	4.522%	38,939.44	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	02/06/22
10A2	30504311				Actual/360	4.522%	38,939.44	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	02/06/22
11	30317182	MF	Baton Rouge	LA	Actual/360	4.090%	62,816.04	26,709.68	0.00	N/A	10/06/29	--	17,835,614.36	17,808,904.68	02/06/22
12	30317183	IN	Montgomery	IL	Actual/360	4.060%	60,924.66	24,431.69	0.00	N/A	12/01/29	--	17,426,407.31	17,401,975.62	02/01/22
13	30317184	RT	Nanuet	NY	Actual/360	4.500%	65,875.00	0.00	0.00	N/A	11/06/29	--	17,000,000.00	17,000,000.00	02/06/22
14	30504140	RT	Various	Various	Actual/360	3.786%	53,976.13	0.00	0.00	N/A	11/06/29	--	16,556,250.00	16,556,250.00	02/06/22
15	30317185	MF	Philadelphia	PA	Actual/360	3.498%	45,184.59	0.00	0.00	N/A	09/08/29	--	15,000,000.00	15,000,000.00	02/08/22
16	30317186	RT	Plaistow	NH	Actual/360	4.020%	49,974.43	21,810.93	0.00	N/A	11/01/29	--	14,436,523.46	14,414,712.53	02/01/22
17	30317187	OF	Austin	TX	Actual/360	3.984%	46,648.30	19,465.15	0.00	N/A	11/06/29	--	13,597,444.07	13,577,978.92	02/06/22
18	30317188	LO	Charlotte	NC	Actual/360	4.210%	48,388.97	19,420.77	0.00	N/A	11/01/29	--	13,347,659.08	13,328,238.31	01/01/22
19	30317189	Various Rochester		NY	Actual/360	4.350%	48,943.30	16,270.04	0.00	N/A	11/01/29	--	13,066,064.84	13,049,794.80	02/01/22
20	30317190	IN	Kinston	NC	Actual/360	4.400%	42,361.68	22,283.50	0.00	N/A	11/06/29	--	11,180,501.33	11,158,217.83	02/06/22
21	30504172	98	Various	Various	Actual/360	5.000%	49,944.44	0.00	0.00	N/A	11/06/29	--	11,600,000.00	11,600,000.00	02/06/22
22	30317191	RT	Mesa	AZ	Actual/360	3.960%	35,757.31	16,029.91	0.00	N/A	11/01/29	--	10,486,015.79	10,469,985.88	02/01/22
23	30317192	RT	Various	Various	Actual/360	3.940%	32,584.65	14,811.62	0.00	N/A	10/06/29	--	9,604,121.67	9,589,310.05	01/06/22
24	30317193	RT	Summerville	SC	Actual/360	3.910%	31,480.93	0.00	0.00	N/A	10/01/29	--	9,350,000.00	9,350,000.00	02/01/22
25	30504223	LO	Norfolk	VA	Actual/360	4.231%	32,790.25	0.00	0.00	N/A	11/06/29	--	9,000,000.00	9,000,000.00	02/06/22
26	30317194	RT	Sharonville	OH	Actual/360	4.089%	30,175.29	12,772.59	0.00	N/A	11/06/29	--	8,569,886.77	8,557,114.18	02/06/22
27	30317195	Various Bemidji		MN	Actual/360	4.600%	33,682.93	11,429.77	0.00	N/A	11/06/29	--	8,503,405.07	8,491,975.30	02/06/22
28	30317196	LO	Oklahoma City	OK	Actual/360	4.600%	33,540.94	11,315.44	0.00	N/A	12/01/29	--	8,467,559.66	8,456,244.22	02/01/22
29	30317197	RT	Omaha	NE	Actual/360	4.370%	31,045.21	0.00	0.00	N/A	11/06/29	--	8,250,000.00	8,250,000.00	02/06/22
30	30317198	RT	Naples	FL	Actual/360	4.100%	28,950.56	0.00	0.00	N/A	12/01/29	--	8,200,000.00	8,200,000.00	02/01/22
31	30317199	IN	Various	Various	Actual/360	4.450%	30,655.56	0.00	0.00	N/A	10/06/29	--	8,000,000.00	8,000,000.00	02/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	30317200	RT	Riverside	CA	Actual/360	3.920%	27,004.44	0.00	0.00	12/01/29	11/01/34	--	8,000,000.00	8,000,000.00	02/01/22
33	30317201	MF	Tyler	TX	Actual/360	4.130%	28,006.56	0.00	0.00	N/A	11/06/29	--	7,875,000.00	7,875,000.00	02/06/22
34	30317202	MF	Midlothian	TX	Actual/360	4.060%	25,521.61	0.00	0.00	N/A	11/01/29	--	7,300,000.00	7,300,000.00	02/01/22
35	30317203	RT	King of Prussia	PA	Actual/360	4.390%	26,461.94	0.00	0.00	N/A	11/01/24	--	7,000,000.00	7,000,000.00	02/01/22
36	30317204	MH	Phoenix	AZ	Actual/360	4.410%	25,823.00	0.00	0.00	N/A	11/01/29	--	6,800,000.00	6,800,000.00	02/01/22
37	30504226	MF	Jacksonville	NC	Actual/360	4.211%	23,763.57	9,533.27	0.00	N/A	11/06/29	--	6,553,409.12	6,543,875.85	02/06/22
38	30317205	MF	Phoenix	AZ	Actual/360	2.900%	16,731.39	0.00	0.00	N/A	07/06/29	--	6,700,000.00	6,700,000.00	01/06/22
39	30317206	MH	Desert Hot Springs	CA	Actual/360	4.280%	23,956.11	0.00	0.00	N/A	12/01/29	--	6,500,000.00	6,500,000.00	02/01/22
40	30503795	RT	Chandler	AZ	Actual/360	4.450%	24,160.41	0.00	0.00	N/A	09/06/29	--	6,305,000.00	6,305,000.00	02/06/22
41	30317207	MH	West Salem	WI	Actual/360	4.050%	19,656.91	7,960.48	0.00	N/A	11/06/29	--	5,636,390.75	5,628,430.27	02/06/22
42	30504039	OF	Danbury	CT	Actual/360	4.212%	19,469.06	7,848.22	0.00	N/A	10/06/29	--	5,368,450.46	5,360,602.24	02/06/22
43	30317208	LO	Fredericksburg	TX	Actual/360	4.450%	20,344.86	7,359.67	0.00	N/A	11/06/29	--	5,309,279.72	5,301,920.05	02/06/22
44	30317209	MF	Greenville	NC	Actual/360	4.400%	20,109.43	7,432.42	0.00	N/A	11/06/29	--	5,307,474.74	5,300,042.32	02/06/22
45	30504095	LO	McLeansville	NC	Actual/360	4.379%	20,010.58	7,463.09	0.00	N/A	11/06/29	--	5,306,713.29	5,299,250.20	02/06/22
46	30317210	LO	Secaucus	NJ	Actual/360	4.250%	17,356.64	9,730.27	0.00	N/A	10/06/29	--	4,742,609.99	4,732,879.72	02/06/22
47	30317211	IN	Greenville	SC	Actual/360	3.900%	15,956.95	6,918.96	0.00	N/A	11/01/29	--	4,751,447.97	4,744,529.01	02/01/22
48	30317212	MF	Atlanta	GA	Actual/360	4.150%	16,705.12	6,141.74	0.00	N/A	09/06/29	--	4,674,576.49	4,668,434.75	02/06/22
49	30503959	RT	Philadelphia	PA	Actual/360	4.350%	15,176.60	5,731.50	0.00	N/A	11/06/29	--	4,051,593.79	4,045,862.29	02/06/22
50	30317213	RT	Salina	KS	Actual/360	4.020%	11,975.84	5,252.65	0.00	N/A	10/01/29	--	3,459,559.10	3,454,306.45	02/01/22
51	30317214	MH	Monticello	NY	Actual/360	4.580%	12,955.55	4,433.74	0.00	N/A	11/06/29	--	3,284,969.28	3,280,535.54	02/06/22
52	30317215	RT	Tuscaloosa	AL	Actual/360	4.190%	10,091.01	5,791.32	0.00	N/A	10/06/29	--	2,796,801.29	2,791,009.97	02/06/22
53	30503665	IN	Ithaca	MI	Actual/360	5.280%	12,781.41	3,286.43	0.00	N/A	10/06/29	--	2,811,159.71	2,807,873.28	02/06/22
54	30317216	MH	Broussard	LA	Actual/360	4.050%	7,999.20	3,047.75	0.00	N/A	11/06/29	--	2,293,678.40	2,290,630.65	02/06/22
55	30317217	MH	Middlefield	OH	Actual/360	4.500%	7,951.85	2,498.53	0.00	N/A	09/06/29	--	2,052,090.95	2,049,592.42	02/06/22
Totals							2,327,611.48	394,970.05	0.00				680,929,947.65	680,534,977.60
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,855,318.24	4,126,768.68	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,186,808.05	5,326,699.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,655,512.39	3,609,295.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,142,318.00	9,273,024.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	31,730,719.00	30,843,442.28	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A8	31,730,719.00	30,843,442.28	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,722,744.72	1,874,633.28	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,466,226.17	1,545,339.36	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	4,492,262.00	4,630,031.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	4,492,262.00	4,630,031.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,713,463.12	1,653,687.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	3,394,792.01	3,686,287.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	3,394,792.01	3,686,287.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,496,422.65	1,583,990.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,748,754.25	1,850,595.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,491,025.66	1,556,343.93	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,085,910.26	2,821,966.46	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	17,249,685.69	16,332,036.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,420,139.94	1,737,077.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,072,334.64	1,549,519.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	1,007,456.00	01/01/21	06/30/21	--	0.00	0.00	67,091.38	67,091.38	0.00	0.00
19	1,350,011.01	1,484,024.37	01/01/21	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,170,372.62	1,114,762.49	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,827,355.05	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	976,750.02	1,142,505.10	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	47,375.59	47,375.59	0.00	0.00
24	926,929.77	805,615.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,129,199.99	2,234,152.70	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	885,023.00	1,070,226.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	845,514.00	852,120.12	--	--	12/11/20	0.00	0.00	0.00	0.00	0.00	0.00
28	497,497.87	1,217,924.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	717,764.00	717,565.50	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	751,734.91	780,033.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	6,549,770.93	1,796,092.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	291,204.46	1,207,978.41	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	630,959.19	692,689.62	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	549,373.35	566,038.68	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	666,024.25	658,142.49	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	439,534.73	476,539.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	836,276.66	1,164,568.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	5,450,081.95	5,773,257.07	01/01/21	09/30/21	--	0.00	0.00	16,709.76	16,709.76	0.00	0.00
39	549,446.63	734,618.56	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	553,616.35	469,046.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	548,703.71	527,038.61	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	624,199.12	778,331.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	545,542.86	1,095,706.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	436,256.45	647,215.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	318,586.23	734,052.94	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	(521,849.33)	(329,546.00)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	579,032.82	484,773.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	326,160.55	419,962.76	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	396,635.91	374,273.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	323,024.60	331,760.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	307,760.73	415,777.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	242,739.77	408,079.76	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	393,662.41	395,199.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	298,041.52	322,824.13	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	229,918.42	216,488.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	165,357,711.26	167,775,152.12				0.00	0.00	131,176.73	131,176.73	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.969437%	3.947186%	87
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.969619%	3.947364%	88
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.969801%	3.947541%	89
11/18/21	2	23,022,496.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.969999%	3.947734%	90
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.970170%	3.947901%	91
09/17/21	1	13,427,756.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.970321%	3.948048%	92
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.970455%	3.948178%	93
07/16/21	0	0.00	1	9,694,029.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.970589%	3.948308%	94
06/17/21	0	0.00	1	9,709,545.99	1	13,486,305.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.970733%	3.948449%	95
05/17/21	0	0.00	0	0.00	2	23,229,106.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.970866%	3.948577%	96
04/16/21	0	0.00	1	9,739,369.72	1	13,525,513.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.971009%	3.948717%	97
03/17/21	1	9,753,673.94	0	0.00	1	13,544,221.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.971140%	3.948844%	98
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	30317188	01/01/22	0	B	67,091.38	67,091.38	0.00	13,347,659.08	05/27/20	98
23	30317192	01/06/22	0	B	47,375.59	47,375.59	0.00	9,604,121.67	07/02/20	98
38	30317205	01/06/22	0	B	16,709.76	16,709.76	0.00	6,700,000.00
Totals					131,176.73	131,176.73	0.00	29,651,780.75
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		67,774,500	67,774,500	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		612,760,477	612,760,477	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	680,534,978	680,534,978	0	0	0	0
Jan-22	680,929,948	680,929,948	0	0	0	0
Dec-21	681,323,466	681,323,466	0	0	0	0
Nov-21	681,748,463	658,725,967	23,022,496	0	0	0
Oct-21	682,119,895	682,119,895	0	0	0	0
Sep-21	682,497,121	669,069,364	13,427,757	0	0	0
Aug-21	682,836,050	682,836,050	0	0	0	0
Jul-21	683,173,747	673,479,717	0	9,694,029	0	0
Jun-21	683,537,986	660,342,134	0	9,709,546	13,486,306	0
May-21	683,873,127	660,644,021	0	0	23,229,106	0
Apr-21	684,234,903	660,970,020	0	9,739,370	13,525,513	0
Mar-21	684,567,509	661,269,614	9,753,674	0	13,544,221	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	30317188	13,328,238.31	13,347,659.08	19,800,000.00	08/26/19	1,007,456.00	1.24000	06/30/21	11/01/29	332
23	30317192	9,589,310.05	9,604,121.67	30,950,000.00	--	2,280,853.51	1.53000	--	10/06/29	331
Totals		22,917,548.36	22,951,780.75	50,750,000.00		3,288,309.51

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	30317188	LO	NC	05/27/20	98

2/11/2022 - Loan recently transferred for Imminent Monetary Default at Borrower''s request as a result of the Covid-19 pandemic. Borrower has executed the pre-negotiation letter. Special Servicer is seeking approval for Borrower''s revised Covid related r equest. Borrower has withdrawn their Covid related requests and wishes to bring the loan current. Special Servicer received approval for Borrower''s PPP loan and bring current agreement. Lender''s counsel is working to prepare the relevant documents. Spec ial Servicer and Borrower closed on a Reinstatement Agreement effective 9/27/2021. Borrower has established the necessary Cash Management accounts. Special Servicer reviewing Borrower''s 2022 budget.

23	30317192	RT	Various	07/02/20	98

2/11/2022 - The loan transferred due to imminent default as a result of to COVID-19 pandemic. The Borrower and special servicer are in discussions to have the loan return to full performance and subsequently return to master servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
27	30317195	8,644,630.41	4.60000%	8,644,630.41 4.60000%		10	11/17/20	06/06/20	01/06/21
Totals		8,644,630.41		8,644,630.41
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	41.48	0.00	0.00	0.00
18	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,067.55	0.00	0.00	0.00	0.00	0.00	105.46	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	451.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	22.57	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2.16)	0.00	0.00	0.00
Total	0.00	0.00	7,067.55	0.00	451.13	0.00	0.00	0.00	167.35	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,686.03

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the CSAIL 2019-C18 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28